Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Atlas U.S. Tactical Income Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0001866278
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	atlas
Document Creation Date	dei_DocumentCreationDate	May 08, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 08, 2024
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Atlas U.S. Tactical Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Atlas U.S. Tactical Income Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Each share class has different expenses but represents an investment in the same Fund. For the Fund’s Class A shares (the “Class A Shares”), you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchase” section on page 15 of this Prospectus and in the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Atlas U.S. Tactical Income Fund

Supplement dated May 8, 2024
to the Prospectus and Statement of Additional Information (“SAI”) of
Atlas U.S. Tactical Income Fund (the “Fund”)
dated February 1, 2024

This Supplement provides changes to certain disclosures to the Fund’s Prospectus and should be read in conjunction with the Prospectus and SAI each dated February 1, 2024.

The following replaces the Fee Table on page 1 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Each share class has different expenses but represents an investment in the same Fund. For the Fund’s Class A shares (the “Class A Shares”), you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchase” section on page 15 of this Prospectus and in the Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%+	None
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	None(1)	None
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees(2)(3)	1.13%	1.13%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Interest Expense	3.79%	3.78%
Other Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses(3,4)	5.62%	6.36%

(1)	A contingent deferred sales charge of 1.00% will be assessed on redemptions of Class A Shares made within one year after purchase through Northern Lights Distributors, LLC, a registered securities broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) (the “Distributor”), or other dealers where no initial sales charge was paid at time of purchase as part of an investment of $2,500,000 or more (whether in a single transaction or in several transactions pursuant to such shareholder’s Right of Accumulation or a Letter of Intent).
(2)	Investment advisory fees (the “Management Fee”) are charged as a percentage of the Fund’s average daily gross assets, which include all assets purchased by the Fund with proceeds of leverage (but not including borrowings for temporary, emergency, or defensive purposes). The Management Fee is calculated and payable monthly in arrears at the annual rate of 0.65% of the Fund’s average daily gross assets up to $100 million, 0.60% of the Fund’s average daily gross assets for the next $200 million, and 0.55% on of the Fund’s average daily gross assets for amounts in excess of $300 million during such period. The Management Fee shown in the table above is higher than the contractual rate because the Management Fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage will increase the Management Fee paid to Atlas Asset Management LLC, the investment adviser of the Fund (the “Adviser”).

(3)	The Adviser has voluntarily waived a portion of the Gross Management Fee for the Fund to reduce expenses. In addition, the Adviser waived a portion of the Class A shares distribution fees. The net Class A distribution fee was 0.09%.

(4)	Excluding interest expense, Total Annual Fund Operating Expenses after the Adviser’s voluntary fee waiver were 0.93% and 1.71% for Class A and Class C, respectively.

+	Shares purchased through the Fund’s transfer agent, Ultimus Fund Solutions, LLC, are not subject to sales charges.

This Supplement, and the Prospectus and SAI, each dated February 1, 2024, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference. These can be obtained without charge by calling the Fund at 1-855-969-8440.

Atlas U.S. Tactical Income Fund | Atlas U.S. Tactical Income Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.13%	[3],[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	3.79%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.62%	[4],[5]
Atlas U.S. Tactical Income Fund | Atlas U.S. Tactical Income Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.13%	[3],[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	3.78%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.36%	[4],[5]

[1]	Shares purchased through the Fund’s transfer agent, Ultimus Fund Solutions, LLC, are not subject to sales charges.
[2]	A contingent deferred sales charge of 1.00% will be assessed on redemptions of Class A Shares made within one year after purchase through Northern Lights Distributors, LLC, a registered securities broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) (the “Distributor”), or other dealers where no initial sales charge was paid at time of purchase as part of an investment of $2,500,000 or more (whether in a single transaction or in several transactions pursuant to such shareholder’s Right of Accumulation or a Letter of Intent).
[3]	Investment advisory fees (the “Management Fee”) are charged as a percentage of the Fund’s average daily gross assets, which include all assets purchased by the Fund with proceeds of leverage (but not including borrowings for temporary, emergency, or defensive purposes). The Management Fee is calculated and payable monthly in arrears at the annual rate of 0.65% of the Fund’s average daily gross assets up to $100 million, 0.60% of the Fund’s average daily gross assets for the next $200 million, and 0.55% on of the Fund’s average daily gross assets for amounts in excess of $300 million during such period. The Management Fee shown in the table above is higher than the contractual rate because the Management Fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage will increase the Management Fee paid to Atlas Asset Management LLC, the investment adviser of the Fund (the “Adviser”).
[4]	The Adviser has voluntarily waived a portion of the Gross Management Fee for the Fund to reduce expenses. In addition, the Adviser waived a portion of the Class A shares distribution fees. The net Class A distribution fee was 0.09%.
[5]	Excluding interest expense, Total Annual Fund Operating Expenses after the Adviser’s voluntary fee waiver were 0.93% and 1.71% for Class A and Class C, respectively.